Quarterly Holdings Report
for

Fidelity Asset Manager® 85%

December 31, 2019

AGG-QTLY-0220
1.811344.115

Schedule of Investments December 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 82.0%
	Shares	Value
Fidelity Communication Services Central Fund (a)	629,511	$136,452,739
Fidelity Consumer Discretionary Central Fund (a)	450,132	157,289,514
Fidelity Consumer Staples Central Fund (a)	482,191	103,304,497
Fidelity Emerging Markets Equity Central Fund (a)	1,015,601	239,052,110
Fidelity Energy Central Fund (a)	633,035	65,019,034
Fidelity Financials Central Fund (a)	2,702,392	292,074,573
Fidelity Health Care Central Fund (a)	495,834	243,885,922
Fidelity Industrials Central Fund (a)	503,106	150,408,617
Fidelity Information Technology Central Fund (a)	863,076	393,562,514
Fidelity International Equity Central Fund (a)	4,482,672	380,085,735
Fidelity Materials Central Fund (a)	183,239	37,168,102
Fidelity Real Estate Equity Central Fund (a)	314,446	38,139,114
Fidelity Utilities Central Fund (a)	266,524	52,721,024
TOTAL EQUITY CENTRAL FUNDS
(Cost $1,553,031,359)		2,289,163,495

Fixed-Income Central Funds - 5.8%
Investment Grade Fixed-Income Funds - 5.8%
Fidelity Inflation-Protected Bond Index Central Fund (a)	261,610	26,788,846
Fidelity International Credit Central Fund (a)	252,713	25,592,230
Fidelity Investment Grade Bond Central Fund (a)	969,774	108,818,310
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS
(Cost $153,932,788)		161,199,386

Money Market Central Funds - 4.9%
Fidelity Cash Central Fund 1.58% (b)
(Cost $135,356,044)	135,328,979	135,356,044
	Principal Amount	Value

U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.52% to 1.63% 1/16/20 to 3/5/20 (c)
(Cost $3,723,084)	3,730,000	3,723,424
	Shares	Value

Investment Companies - 7.2%
iShares 20+ Year Treasury Bond ETF	401,599	$54,408,633
iShares Core MSCI EAFE ETF	1,836,036	119,782,988
iShares MSCI Japan ETF	472,757	28,006,125
TOTAL INVESTMENT COMPANIES
(Cost $192,536,676)		202,197,746
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $2,038,579,951)		2,791,640,095
NET OTHER ASSETS (LIABILITIES) - 0.0%		(931,789)
NET ASSETS - 100%		$2,790,708,306

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	325	March 2020	$33,093,125	$475,368	$475,368
Sold
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	85	March 2020	13,732,175	(26,641)	(26,641)
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	517	March 2020	28,957,170	(135,534)	(135,534)
TOTAL FUTURES CONTRACTS					$313,193

The notional amount of futures purchased as a percentage of Net Assets is 1.2%

The notional amount of futures sold as a percentage of Net Assets is 1.5%

Security Type Abbreviations

ETF – Exchange-Traded Fund

Legend

 (a) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,166,800.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$198,386
Fidelity Communication Services Central Fund	4,422,212
Fidelity Consumer Discretionary Central Fund	4,254,162
Fidelity Consumer Staples Central Fund	1,027,542
Fidelity Emerging Markets Debt Central Fund	234,676
Fidelity Emerging Markets Equity Central Fund	3,550,388
Fidelity Energy Central Fund	564,264
Fidelity Financials Central Fund	7,847,962
Fidelity Floating Rate Central Fund	125,280
Fidelity Health Care Central Fund	2,366,801
Fidelity High Income Central Fund	140,910
Fidelity Industrials Central Fund	824,671
Fidelity Inflation-Protected Bond Index Central Fund	384,450
Fidelity Information Technology Central Fund	8,687,358
Fidelity International Credit Central Fund	982,836
Fidelity International Equity Central Fund	2,855,695
Fidelity Investment Grade Bond Central Fund	1,033,549
Fidelity Materials Central Fund	238,784
Fidelity Real Estate Equity Central Fund	479,318
Fidelity Securities Lending Cash Central Fund	6,552
Fidelity Utilities Central Fund	2,103,783
Total	$42,329,579

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund’s investments in non-Money Market Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$18,010,309	$8,827	$18,524,615	$(2,005,483)	$2,510,962	$--	0.0%
Fidelity Communication Services Central Fund	121,146,428	11,736,757	2,846,531	77,232	6,338,853	136,452,739	7.5%
Fidelity Consumer Discretionary Central Fund	145,851,157	12,395,314	3,324,580	294,594	2,073,029	157,289,514	7.9%
Fidelity Consumer Staples Central Fund	94,912,045	6,379,260	2,140,753	(40,484)	4,194,429	103,304,497	7.5%
Fidelity Emerging Markets Debt Central Fund	23,998,807	404,382	24,454,865	(312,977)	364,653	--	0.0%
Fidelity Emerging Markets Equity Central Fund	209,258,176	9,688,607	4,552,764	(420,734)	25,078,825	239,052,110	11.7%
Fidelity Energy Central Fund	59,111,288	3,674,718	1,305,007	(336,058)	3,874,093	65,019,034	7.6%
Fidelity Financials Central Fund	264,480,828	22,534,685	5,922,609	(149,436)	11,131,105	292,074,573	8.2%
Fidelity Floating Rate Central Fund	12,352,802	209,941	12,470,417	(175,177)	82,851	--	0.0%
Fidelity Health Care Central Fund	195,374,361	13,811,045	4,434,651	204,204	38,930,963	243,885,922	7.9%
Fidelity High Income Central Fund	25,117,089	224,574	25,194,187	621,943	(769,419)	--	0.0%
Fidelity Industrials Central Fund	138,134,573	8,577,925	3,155,050	(110,303)	6,961,472	150,408,617	8.1%
Fidelity Inflation-Protected Bond Index Central Fund	103,551,980	1,209,493	77,866,693	1,641,360	(1,747,294)	26,788,846	1.7%
Fidelity Information Technology Central Fund	330,757,551	27,614,295	7,288,646	(161,575)	42,640,889	393,562,514	7.9%
Fidelity International Credit Central Fund	25,069,783	1,785,226	528,648	2,999	(737,130)	25,592,230	8.2%
Fidelity International Equity Central Fund	337,777,369	20,097,522	7,443,143	124,936	29,529,051	380,085,735	13.9%
Fidelity Investment Grade Bond Central Fund	166,457,516	5,294,353	62,327,647	(670,111)	64,199	108,818,310	0.4%
Fidelity Materials Central Fund	34,050,837	2,492,348	932,970	(246,403)	1,804,290	37,168,102	7.8%
Fidelity Real Estate Equity Central Fund	38,179,205	1,682,809	792,880	6,500	(936,520)	38,139,114	3.9%
Fidelity Utilities Central Fund	50,854,081	4,659,318	1,099,355	63,437	(1,756,457)	52,721,024	8.0%
Total	2,394,446,185	154,481,399	266,606,011	(1,591,536)	169,632,844	2,450,362,881

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Exchange-Traded Funds (ETFs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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